Long term investments, net	12 Months Ended
Dec. 31, 2021
Long-term investments, net
Long term investments, net

11 Long-term investments, net

	As of December 31
	2020	2021
	RMB	RMB

Measurement Alternative method
Investment in Investee B (i)	3,828,560	—
Others	523,728	568,555
Total	4,352,288	568,555
Equity investments accounted for using equity method	2,752,734	4,033,402
Equity investment in Chengxin under fair value option (Note 5)	—	12,767
Total	7,105,022	4,614,724

a Measurement Alternative Method

The Group invested in multiple private companies which may have operational synergy with the Group’s core business. The Group’s equity investments without readily determinable fair value were accounted for using the Measurement Alternative method.

Impairment charges in connection with the Measurement Alternative investments of RMB1,450,840, RMB1,022,098 and nil were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2019, 2020 and 2021, respectively, resulting from impairment assessments, considering various factors and events including adverse performance of investees, adverse industry conditions affecting investees, etc. The Group recognized a disposal gain of RMB60,089, RMB40,613 and RMB2,493,381 for the years ended December 31, 2019, 2020 and 2021, respectively.

(i)Investment in Investee B

As of January 1, 2020 the Group held certain percentage of ordinary shares and preferred shares from Investee B, which were purchased in prior years. The investment in Investee B was accounted for Measurement Alternative as the Group could not impose significant influence in Investment B. For the year ended December 31, 2021, the Investee B completed its initial public offering in NASDAQ Stock Exchange. As a result, the investment in Investee B was transferred from investments accounted for using the Measurement Alternative method to Investment securities and other investments, with the fair value determined based on the quoted price in the active market, adjusted by a discount for lack of marketability due to restrictions on trading the shares. As of December 31, 2021, the fair value of the Investment in Investee B was RMB 12,099,596.

b Equity method

The Group recorded proportionate share of losses of RMB685,903, RMB977,552 and RMB211,559 from equity investments accounted for using equity method for the years ended December 31, 2019, 2020 and 2021, respectively. The Group also recognized impairment losses of RMB293,274, RMB79,875 and RMB264,292 for the years ended December 31, 2019, 2020 and 2021, respectively. The Group records both proportionate share of losses and impairment losses of its equity method investments as loss from equity method investments, net in the consolidated statements of comprehensive loss. In addition, the Group also recognized disposal gains of RMB756,301 in investment income (loss), net in the consolidated statements of comprehensive loss for the year ended December 31, 2021.

During the year ended December 31, 2021, the Group and SoftBank each made an additional investment amounted to RMB161,720 (JPY2,600,000) in Didi Mobility Japan Corporation (“Didi Japan”), an equity method investee of the Group established in 2018. Upon the closing of this transaction, the Group’s accumulated investment in Didi Japan increased to RMB433,950 (JPY6,950,000).

11 Long-term investments, net (Continued)

The Group summarizes the condensed financial information of the Group’s equity investments under equity method as a group below in accordance with Rule 4-08 of Regulation S-X:

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB
Operating data:
Revenue	4,086,285	9,721,658	7,549,918
Gross profit (loss)	913,899	3,819,309	(4,257,022)
Income (loss) from operations	(1,718,998)	2,880,369	(16,489,595)
Net income (loss), net	(1,622,043)	2,881,779	1,999,569
Balance sheet data:
Current assets	9,930,387	14,591,256	54,810,598
Non‑current assets	10,596,081	16,999,044	17,656,885
Current liabilities	2,736,257	2,158,751	31,611,814
Non‑current liabilities	5,335,743	6,696,509	5,536,458
Convertible redeemable preferred shares and non‑controlling interests	1,536,299	2,703,764	7,160,924

The condensed financial information of the Group’s equity investments under equity method or under fair value option, for which the equity method otherwise would be required was summarized in the aggregate amount. As the Group’s shareholding interests in these investees vary among different equity method investees, which includes 3% to 5% interests in certain funds in the form of partnership, the Group recognized small proportionate share of gain or loss accordingly from these entities. In addition, the Group did not recognize the proportionate share of gain from Chengxin as the fair value option was selected for the equity investment of Chengxin. As a result, the loss from equity method investments, net in the consolidated statement of comprehensive loss is not comparable with the above table.